Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Geode, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Management" section.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

MMC-L-MMC-N-17-01 1.9585844.114	January 26, 2017

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Management" section.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

MMG-17-01 1.935092.114	January 26, 2017

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

MMG-L-MMG-N-17-01 1.9862924.108	January 26, 2017

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Geode, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Management" section.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

MMC-17-01 1.935070.119	January 26, 2017

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Value Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP, FIAM, and Geode have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Gopalakrishnan Anantanatarajan (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Gopalakrishnan Anantanatarajan is co-manager of the fund, which he has managed since 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Anantanatarajan has worked as a senior research analyst, research analyst, research associate, a senior research associate, and portfolio manager.

MMV-L-MMV-N-17-01 1.9859474.108	January 26, 2017

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class F
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Value Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Gopalakrishnan Anantanatarajan (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Gopalakrishnan Anantanatarajan is co-manager of the fund, which he has managed since 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Anantanatarajan has worked as a senior research analyst, research analyst, research associate, a senior research associate, and portfolio manager.

The following information replaces the similar information under the "Advisory Fee(s)" heading found in the "Fund Management" section.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Strategic Advisers® Value Multi-Manager Fund	Class F
Rate	0.81%

MMV-F-17-01 1.9584485.109	January 26, 2017

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM provides investment advisory services for the fund.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Management" section.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

The following information replaces the similar information under the "Advisory Fee(s)" heading found in the "Fund Management" section.

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Strategic Advisers® Core Multi-Manager Fund	Class F
Rate	0.81%

MMC-F-17-01 1.959651.117	January 26, 2017

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Niall Devitt (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund’s assets to manage.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Niall Devitt is co-manager of the fund, which he has managed since 2017. Mr. Devitt joined Fidelity Investments in 2001 and has been a part of Strategic Advisers since 2006 where he has worked as a research associate, analyst, and portfolio manager. Mr. Devitt also serves as team leader of the U.S. Equity Core team.

The following information replaces existing information found in the "Fund Management" section under the heading "Advisory Fee(s)".

The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.

Strategic Advisers® Growth Multi-Manager Fund	Class F
Rate	0.81%

MMG-F-17-01 1.960894.110	January 26, 2017

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Value Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP, FIAM, and Geode have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Gopalakrishnan Anantanatarajan (co-manager) has managed the fund since 2017.

The following information replaces existing information found in the "Fund Management" section.

FIAM, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. FIAM is an affiliate of Strategic Advisers. As of September 30, 2016, FIAM had approximately $68.2 billion in discretionary assets under management. FIAM has not currently been allocated a portion of the fund's assets to manage.

The following information supplements existing information found in the "Fund Management" section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, serves as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Gopalakrishnan Anantanatarajan is co-manager of the fund, which he has managed since 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Anantanatarajan has worked as a senior research analyst, research analyst, research associate, a senior research associate, and portfolio manager.

MMV-17-01 1.936473.113	January 26, 2017